LONG-TERM DEBT: (Tables)	12 Months Ended
Dec. 31, 2011
LONG-TERM DEBT:
Summary of long-term debt and loans payable

	December31,
($and€ inmillions)	2011	2010
Senior secured credit facilities - term loans	$845.8	$1,260.0
2014 Notes (€250.1 and $200.0)	524.1	534.7
Titanium Dioxide Pigments venture term loans (€195.0 and €220.0, respectively)	252.7	294.4
Capitalized lease obligations	35.4	39.4
Other loans	29.7	32.5
	1,687.7	2,161.0
Less current maturities (a)	(250.5)	(465.7)
	$1,437.2	$1,695.3

(a) Includes $187.2 million of debt with an original maturity date of 2014 expected to be repaid in connection with the issuance of a new tranche of term loan A under its existing credit facility.

Schedule of maturities of long-term debt
($inmillions)
2012	$250.5
2013	256.5
2014	47.3
2015	47.0
2016	47.2
Thereafter	1,039.2
$1,687.7